Investment Properties - Reconciliation of Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Investment Property [Abstract]
Net book value at January 1	$ 763	$ 653
Depreciation (included in administrative expenses)	(35)	(35)
Addition		84
Exchange difference	(8)	61
Net book value at December 31	$ 720	$ 763